OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Costs [Abstract]
Cost of equipment sales	$ 2,284	$ 2,022
Merchandise for resale	231	237
Other external purchases	4,509	4,497
Employee salaries, benefits, and stock-based compensation	2,089	2,111
Total operating costs	$ 9,113	$ 8,867